Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of Basic and Diluted Net Income (Loss) Per Share of Common Stock

The following tables reflect the calculation of basic and diluted net income (loss) per share of common stock:

	For the Three Months Ended September 30, 2023			For the Three Months Ended September 30, 2022
	Class A – Public shares	Class A – Private placement shares	Class B – Common stock	Class A – Public shares	Class A – Private placement shares	Class B – Common stock
Basic and diluted net loss per share of common stock
Numerator:
Allocation of net loss	$(3,060,705)	$(13,041,658)	$(2,942,612)	$(610,725)	$(15,961)	$(184,734)
Denominator:
Basic and diluted weighted average number of shares of common stock outstanding	1,300,165	5,540,000	1,250,000	20,662,249	540,000	6,250,000
Basic and diluted net loss per share of common stock	$(2.35)	$(2.35)	$(2.35)	$(0.03)	$(0.03)	$(0.03)
	For the Nine Months Ended September 30, 2023			For the Nine Months Ended September 30, 2022
	Class A – Public shares	Class A – Private placement shares	Class B – Common stock	Class A – Public shares	Class A – Private placement shares	Class B – Common stock
Basic and diluted net income (loss) per share of common stock
Numerator:
Allocation of net income (loss)	$(4,345,697)	$(10,763,684)	$(5,915,203)	$2,733,787	$66,219	$766,423
Denominator:
Basic and diluted weighted average number of shares of common stock outstanding	1,769,140	4,381,912	2,408,088	22,293,390	540,000	6,250,000
Basic and diluted net income (loss) per share of common stock	$(2.46)	$(2.46)	$(2.46)	$0.12	$0.12	$0.12
The following table reflects the calculation of basic and diluted net income (loss) per share of common stock:
	For the Year Ended December 31, 2022			For the Year Ended December 31, 2021
	Class A – Public shares	Class A – Private placement shares	Class B – Common stock	Class A – Public shares	Class A – Private placement shares	Class B – Common stock
Basic and diluted net income (loss) per share of common stock
Numerator:
Allocation of net income (loss)	$1,722,236	$53,386	$617,897	$(1,286,468)	$(27,788)	$(393,589)
Denominator:
Basic and diluted weighted average number of shares of common stock outstanding	17,420,341	540,000	6,250,000	19,931,507	430,521	6,097,945
Basic and diluted net income (loss) per share of common stock	$0.10	$0.10	$0.10	$(0.06)	$(0.06)	$(0.06)